Related Party Transactions - Additional Information (Detail) $ / Hours in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 03, 2016	Jun. 27, 2012 USD ($)	Jun. 30, 2007 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Aircraft $ / Hours	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Minimum
Related Party Transaction [Line Items]
Interest rate on bank loan	2.25%				1.50%
Maximum
Related Party Transaction [Line Items]
Interest rate on bank loan	3.25%				2.50%
Charlie Brown Air Corp
Related Party Transaction [Line Items]
Number of aircrafts in related party transaction | Aircraft					1,000,000
Payments for use of aircrafts					$ 100,000	$ 100,000
Charlie Brown Air Corp | Minimum
Related Party Transaction [Line Items]
Aircraft use right, variable per hour flight rate | $ / Hours					700
Charlie Brown Air Corp | Maximum
Related Party Transaction [Line Items]
Aircraft use right, variable per hour flight rate | $ / Hours					1,560
Charlie Brown Air Two LLC
Related Party Transaction [Line Items]
Number of aircrafts in related party transaction | Aircraft					1
Percentage of membership interest					50.00%
Amount of loan guaranteed			$ 800,000
Loan interest and retainer fees					$ 300,000	200,000	$ 200,000
Charlie Brown Air Two LLC | Related Party Debt
Related Party Transaction [Line Items]
Bank loan			$ 1,500,000		1,000,000	1,100,000
Charlie Brown Air Two LLC | LIBOR | Maximum | Related Party Debt
Related Party Transaction [Line Items]
Interest rate on bank loan			2.50%
Shaner Office Holdings, L.P.
Related Party Transaction [Line Items]
Due to or from related party					0
Monthly rental payments		$ 35,000
Annual CPI adjustment capped		2.50%
Lease term		5 years
Operating lease annual rent					500,000
Land acquired from related party				$ 600,000
Rw Gathering Llc
Related Party Transaction [Line Items]
Due to or from related party					0	0	0
Production and Lease Operating Expense					$ 700	700	800
Ownership interest percentage					40.00%
Water Solutions Holding
Related Party Transaction [Line Items]
Water transfer and water purification expenses					$ 6,100,000	20,100,000	10,700,000
Water transfer and water purification expenses eliminated in consolidation					$ 4,700,000	16,200,000	$ 8,800,000
Due to related party						$ 1,300,000